Shareholders' capital	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Shareholders' capital	Shareholders’ capital
(a)Common shares
Number of common shares

	Six months ended June 30
	2023	2022
Common shares, beginning of period	683,614,803	671,960,276
Dividend reinvestment plan	4,370,289	3,014,264
Exercise of share-based awards (b)	772,591	673,852
Conversion of convertible debentures	1,415	754
Common shares, end of period	688,759,098	675,649,146
On August 15, 2022, AQN re-established an at-the-market equity program (“ATM Program”) that allows the Company to issue up to $500,000 (or the equivalent in Canadian dollars) of common shares from treasury to the public from time to time, at the Company’s discretion, at the prevailing market price when issued on the Toronto Stock Exchange, the New York Stock Exchange (“NYSE”) or any other existing trading market for the common shares of the Company in Canada or the United States.
During the six months ended June 30, 2023, the Company did not issue common shares under the ATM Program. As of August 9, 2023, the Company has issued, since the inception of its initial ATM Program in 2019, a cumulative total of 36,814,536 common shares at an average price of $15.00 per share for gross proceeds of $551,086 ($544,295 net of commissions). Other related costs, primarily related to the establishment and subsequent re-establishments of the ATM Program, were $4,843.
10.Shareholders’ capital (continued)
(a)Common shares (continued)
Dividend reinvestment plan
The Company has a common shareholder dividend reinvestment plan, which, when the plan is active, provides an opportunity for holders of AQN’s common shares who reside in Canada, the United States, or, subject to AQN’s consent, other jurisdictions, to reinvest the cash dividends paid on their common shares in additional common shares which, at AQN’s election, are either purchased on the open market or newly issued from treasury. Effective March 3, 2022, common shares purchased under the plan were issued at a 3% discount (previously at 5%) to the prevailing market price (as determined in accordance with the terms of the plan). During the six months ended June 30, 2023, AQN issued 4,370,289 common shares under the dividend reinvestment plan. Effective March 16, 2023, AQN suspended the dividend reinvestment plan. Dividends will only be paid in cash while the reinvestment plan is suspended.
(b)Share-based compensation
For the three and six months ended June 30, 2023, AQN recorded $3,199 and $3,895 (2022 - $3,860 and $3,495 respectively) in total share-based compensation expense. The compensation expense is recorded with operating expenses in the unaudited interim consolidated statements of operations. The portion of share-based compensation costs capitalized as cost of construction is insignificant.
As of June 30, 2023, total unrecognized compensation costs related to non-vested share-based awards were $39,515 and are expected to be recognized over a period of 2.27 years
Share option plan
During the six months ended June 30, 2023, the Board of Directors of the Company (the "Board") approved the grant of 1,368,744 options to executives of the Company. The options allow for the purchase of common shares at a weighted average price of C$10.76, the market price of the underlying common shares at the date of grant. One-third of the options vest on each of December 31, 2023, 2024 and 2025. The options may be exercised up to eight years following the date of grant.
The following assumptions were used in determining the fair value of share options granted:

2023
Risk-free interest rate	3.4%
Expected volatility	27%
Expected dividend yield	8.6%
Expected life	5.50 years
Weighted average grant date fair value per option	C$1.04
Performance and restricted share units
During the six months ended June 30, 2023, a total of 2,349,180 performance share units ("PSUs") and restricted share units ("RSUs") were granted to employees of the Company. The awards vest based on the terms of each agreement ranging from February 2023 to January 2025. During the six months ended June 30, 2023, the Company settled 661,570 PSUs and RSUs in exchange for 331,038 common shares issued from treasury, and 330,532 PSUs and RSUs were settled at their cash value as payment for tax withholding related to the settlement of the awards.
During the six months ended June 30, 2023, the Company settled 52,379 bonus deferral RSUs in exchange for 23,678 common shares issued from treasury, and 28,701 RSUs were settled at their cash value as payment for tax withholding related to the settlement of the awards. During the six months ended June 30, 2023, 72,155 bonus deferral RSUs were granted to employees of the Company. The RSUs are 100% vested.
Directors' deferred share units
During the six months ended June 30, 2023, 85,637 deferred share units ("DSUs") were issued pursuant to the election by Directors of the Company to defer a percentage of their directors' fee in the form of DSUs.